Statements of Cash Flows (Unaudited) - USD ($)	7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (28,985)	$ (547,889)	$ (262,360)
Adjustments to reconcile net loss to net cash used in operating activities:
Fair value of warrants issued for services		139,440	185,922
Changes in operating assets and liabilities:
Accounts payable	3,750	16,481	31,814
Prepaid expenses		20,083
Net cash used by operating activities	(25,235)	(371,885)	(44,624)
Cash flows from investing activities
Advances to supplier for software		(300,000)
Net cash used by investing activities		(300,000)
Advance payments for future issuance of common stock
Issuance of common stock	345,824	11,900,001
Payment of stock issuance costs		(1,950,540)
Principal payment of note payable		(46,257)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale of common stock			345,824
Payment of deferred offering costs	(35,000)		(62,998)
Net cash provided by financing activities	310,824	9,903,204	282,826
Net increase in cash and cash equivalents	285,589	9,231,319	238,202
Cash and cash equivalents as of beginning of period		238,202
Cash and cash equivalents as of end of period	285,589	9,469,521	238,202
Supplemental disclosure of cash flow information
Cash paid for interest		1,322
Supplemental disclosure of non-cash investing and financing activity
Deferred offering costs reclassified to stock issuance costs		62,998
Note payable issued for prepaid insurance policy		$ 186,108
CASH PAID FOR:
Interest
Income taxes